Other Assets and Other Financial Assets - Disclosure of Other Non-Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Categories of financial assets [abstract]
Non-current accounts receivable	$ 724			$ 733
Derivative financial instruments (see Note 20)	10,752			10,137
Investments	11,810
Investments in other entities				1,039
Others	101			164
Total other financial assets	$ 23,387	$ 1,191		$ 12,073

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3